INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

NOTE 8 – INVENTORIES

The analysis of inventories at 31 December 2023 and 2022 is as follows:

	2023	2022

Trade goods	4,056,124	3,002,852
Less: Provision for impairment	(91,137)	(56,305)

	3,964,987	2,946,547

Inventories include TRY47,137 thousand of subsequently returned goods based on the Group’s return policy (2022: TRY22,513 thousand).

The movements in provision for impairment of trade goods were as follows:

	2023	2022

1 January	56,305	73,721
Utilized	(56,305)	(73,721)
Charge for the year	91,137	56,305

31 December	91,137	56,305